ACQUISTION AND DIVESTITURE ACTIVITY (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Business Acquisitions Table
The following table summarizes the total fair value of the 2016 business combinations at Sempra Mexico described below and the values of the assets acquired and liabilities assumed at the dates of acquisition:

PURCHASE PRICE ALLOCATIONS
(Dollars in millions)
	GdC	Ventika
	At September 26, 2016(1)	At December 14, 2016
Fair value of business combination:
Cash consideration (fair value of total consideration)	$1,144	$310
Fair value of equity interest in GdC immediately prior to acquisition	1,144	—
Total fair value of business combination	$2,288	$310

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	$66	$—
Restricted cash	—	68
Accounts receivable(2)	39	14
Other current assets	6	1
Other intangible assets	—	154
Deferred income taxes	—	23
Regulatory assets	33	—
Property, plant and equipment	1,248	673
Other noncurrent assets	1	3
Short-term debt	—	(125)
Accounts payable	(11)	(1)
Due to unconsolidated affiliates	(3)	—
Current portion of long-term debt	(49)	(7)
Fixed-price contracts and other derivatives, current	(6)	(4)
Other current liabilities	(20)	(8)
Long-term debt	(315)	(478)
Asset retirement obligations	(5)	(2)
Deferred income taxes	(127)	(120)
Fixed-price contracts and other derivatives, noncurrent	(19)	(10)
Other noncurrent liabilities	(11)	—
Total identifiable net assets	827	181
Goodwill	1,461	129
Total fair value of business combination	$2,288	$310

(1)
During the fourth quarter of 2016, we received additional information regarding GdC’s deferred income taxes as of the acquisition date, primarily related to basis differences in GdC’s property, plant and equipment. As a result, we recorded measurement period adjustments that resulted in a net increase to goodwill of $86 million, an increase in deferred income tax liabilities of $119 million and $33 million of regulatory assets related to deferred income taxes on AFUDC.

(2)	We expect acquired accounts receivable to be substantially realizable in cash. Accounts receivable are net of negligible collection allowances.

Schedule of Proforma Information Table
The following table presents unaudited pro forma information for the years ended December 31, 2016 and 2015, combining the historical results of operations of Sempra Energy, GdC and Ventika as though the acquisitions occurred on January 1, 2015. The pro forma information is not necessarily indicative of results that would have been achieved had the businesses been combined during the periods presented or the results that we will experience going forward.

UNAUDITED PRO FORMA INFORMATION – SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Years ended December 31,
	2016	2015
Revenues	$10,463	$10,473
Net income	1,145	1,938
Earnings	1,058	1,641

Schedule Of Assets Held for Sale and Deconsolidation of Subsidiaries Table
At December 31, 2016, the carrying amounts of the major classes of assets and related liabilities held for sale associated with TdM are as follows:

ASSETS HELD FOR SALE AT DECEMBER 31, 2016
(Dollars in millions)
Termoeléctrica de Mexicali
Inventories	$9
Other current assets	30
Deferred income taxes	21
Property, plant and equipment, net	120
Other noncurrent assets	21
Total assets held for sale	$201

Accounts payable	$2
Other current liabilities	5
Deferred income taxes	14
Asset retirement obligations	4
Other noncurrent liabilities	22
Total liabilities held for sale	$47
The following table summarizes the deconsolidation of the following previously wholly owned subsidiaries:
2016:

▪	EnergySouth
2014:

▪	Energía Sierra Juárez

▪	Broken Bow 2 Wind

▪	Copper Mountain Solar 3

▪	Cameron LNG, LLC

DECONSOLIDATION OF SUBSIDIARIES
(Dollars in millions)
	Years ended December 31,
	2016	2014
Proceeds, net of transaction costs	$304	$152
Cash	(2)	(10)
Restricted cash	—	(5)
Inventory	(3)	—
Other current assets	(14)	(23)
Regulatory assets	(12)	—
Goodwill	(72)	—
Property, plant and equipment, net	(199)	(1,557)
Other noncurrent assets	(53)	(65)
Accounts payable and accrued expenses	12	188
Due to affiliates	—	39
Other current liabilities	13	—
Long-term debt, including current portion	67	251
Deferred income taxes	36	—
Regulatory liabilities	23	—
Asset retirement obligations	12	—
Other noncurrent liabilities	18	12
Accumulated other comprehensive income	—	(7)
Gain on sale of business and equity interests(1)	(130)	(60)
(Increase) in equity method investments upon
deconsolidation	$—	$(1,085)

(1)	Included in Gain on Sale of Assets on our Consolidated Statements of Operations.